Note 6 - Other Assets (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Accounts receivable	$3,406	$3,774	$2,938
Prepaid expenses and other	12,950	10,213	11,474
Property and equipment	6,698	6,868	6,905
Right-of-use assets	3,948	4,122	4,643
Deferred income tax asset	2,003	2,128	2,868
Interest rate swap	49	-	-
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	9,627	9,363	8,934

	$45,388	$43,175	$44,469